NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Effect of Dilutive Securities:
Exercise of in-the-money		1,699,997
Basic earnings per share (in Dollars)	$ (2,015,110)	$ 188,706	$ (3,732,132)	$ (1,486,257)
Basic earnings per share	20,447,523	7,538,537	11,421,690	6,500,506
Basic earnings per share (in Dollars per share)	$ (0.099)	$ 0.025	$ (0.32)	$ (0.23)
Exercise of in-the-money		4,001,351
Shares accrued, not yet issued		323,462
Diluted earnings per share (in Dollars)		$ 188,706
Diluted earnings per share	20,447,523	13,563,347	11,421,690	6,500,506
Diluted earnings per share (in Dollars per share)	$ (0.099)	$ 0.014	$ (0.32)	$ (0.23)